SEGMENT REPORTING (Details 2) (Customer A [Member], Customer Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Customer A [Member] | Customer Concentration Risk [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration Risk, Percentage	10.00%	12.00%	11.00%